ORGANIZATION AND BUSINESS BACKGROUND	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization And Business Background
ORGANIZATION AND BUSINESS BACKGROUND

1. ORGANIZATION AND BUSINESS BACKGROUND

AsiaFIN Holdings Corp. (“the Company”) was incorporated under the jurisdiction of Nevada on June 14, 2019. The Company, through its wholly owned subsidiaries, provides information technology services. Details of the Company’s subsidiaries and associate:

No.	Subsidiary Company Name	Domicile and Date of Incorporation	Particulars of Issued Capital	Principal Activities
1	AsiaFIN Holdings Corp.	Labuan on July 15, 2019	1 share of common stock	Investment holding company

2	AsiaFIN Holdings Limited	Hong Kong on July 5, 2019	1 share of common stock	Investment holding company

3	StarFIN Holdings Limited	British Virgin Islands on August 19, 2021	10,000 shares of common stock	Investment holding company

4	Insite MY Holdings Sdn Bhd (FKA StarFIN Asia Sdn Bhd)	Malaysia on May 24, 2018	11,400,102 shares of common stock	Investment holding company

5	OrangeFIN Academy Sdn Bhd (FKA Insite MY.Com Sdn Bhd)	Malaysia on February 2, 2000	100,000 shares of common stock	Provision of business system integration and management services
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6	Insite MY Systems Sdn Bhd	Malaysia on January 18, 2000	500,000 shares of common stock	Provision of information technology services

7	Insite MY Innovations Sdn Bhd	Malaysia on January 18, 2010	540,000 shares of common stock	Provision of information technology services

8	OrangeFIN Asia Sdn Bhd	Malaysia on January 25, 2018	50,000 shares of common stock	Provision of computer programming activities and services

9	TellUS Report Sdn Bhd	Malaysia on September 22, 2023	60 shares of common stock	Provision of information technology services

No.	Associate Company Name	Domicile and Date of Incorporation	Particulars of Issued Capital	Principal Activities
1	Murni StarFIN Sdn Bhd	Malaysia on September 9, 2022	100,000 shares of common stock	Provision of information technology services

2	KSP AsiaFIN Co., Ltd. (FKA KSP StarFIN Co., Ltd.)	Thailand on August 11, 2023	50,000 shares of common stock	Provision of information technology services

Mr. Wong Kai Cheong is the common director of all of aforementioned companies.

Ms. Cham Hui Yin is the director of StarFIN Holding Limited, Insite MY Holdings Sdn Bhd and KSP AsiaFIN Co., Ltd.

1. ORGANIZATION AND BUSINESS BACKGROUND

AsiaFIN Holdings Corp., a Nevada corporation (the “Company”) was incorporated under the laws of the State of Nevada on June 14, 2019.

On June 14, 2019, Mr. Wong Kai Cheong was appointed Chief Executive Officer, President, Secretary, Treasurer and Director.

On September 18, 2020, Mr. Seah Kok Wah was appointed Director of the Company.

On December 18, 2019, we acquired 100% of the equity interests of AsiaFIN Holdings Corp. (the “Malaysia Company”), a private limited company incorporated in Labuan, Malaysia. In consideration of the equity interests of AsiaFIN Holdings Corp., our Chief Executive Officer, Mr. Wong was compensated $1 HKD.

On December 23, 2019, the Malaysia Company acquired AsiaFIN Holdings Limited (the “Hong Kong Company”), a private limited company incorporated in Hong Kong. In consideration of the equity interests of AsiaFIN Holdings Limited, our Chief Executive Officer, Mr. Wong was compensated $1 HKD.

On December 22, 2022, AsiaFIN Holdings Corp. entered into an Acquisition Agreement (the “Agreement”) with StarFIN Holdings Limited. (“SFHL”), a private limited company organized under the law of British Virgin Islands, and the shareholders of SFHL. Pursuant to the Agreement, the Company purchased 10,000 shares of SFHL (the “SFHL Shares”), representing all of the issued and outstanding shares of common stock of SFHL. As consideration, the Company agreed to issue to the shareholders of SFHL 8,232,038 shares of our common stock, at a value of $1.10 per share, for an aggregate value of $9,055,242. We consummated the acquisition of SFHL on February 23, 2023.

Our Chief Executive Officer, President, Director, Secretary and Treasurer, Mr. Wong Kai Cheong is also the director of SFHL. Prior to the acquisition, Mr. Wong Kai Cheong held 29.94% of our issued and outstanding securities and 57.10% of the issued and outstanding securities of SFHL, Hoo Swee Ping, the director of SFHL, held 10.91% of our issued and outstanding securities and 40.22% of the issued and outstanding securities of SFHL, and Cham Hui Yin, our Finance Manager, held 0.48% of the issued and outstanding securities of SFHL. Upon the consummation of the acquisition, Mr. Wong Kai Cheong, Hoo Swee Ping and Cham Hui Yin received 8,051,511 shares of our restricted common stock collectively.

Initially, the Company, through its subsidiaries, was in the business of providing market research studies and consulting services to its client, which were primarily in the payment solution industry.

After the acquisition of SFHL on February 23, 2023, we have broadened our service offerings in the information technology industry such as providing payment processing solution, software solution on regulatory and financial reporting (RegTech), including Environmental Social and Governance (ESG) consultancy & reporting and Robotic Process Automation (RPA) software solution across Asia.

The table below sets forth details of the Company’s subsidiaries and associates:

No.	Subsidiary Company Name	Domicile and Date of Incorporation	Particulars of Issued Capital	Principal Activities
1	AsiaFIN Holdings Corp.	Labuan on July 15, 2019	1 share of common stock	Investment holding company

2	AsiaFIN Holdings Limited	Hong Kong on July 5, 2019	1 share of common stock	Investment holding company

3	StarFIN Holdings Limited	British Virgin Islands on August 19, 2021	10,000 shares of common stock	Investment holding company

4	Insite MY Holdings Sdn Bhd (FKA StarFIN Asia Sdn Bhd)	Malaysia on May 24, 2018	11,400,102 shares of common stock	Investment holding company

5	OrangeFIN Academy Sdn Bhd (FKA Insite MY.Com Sdn Bhd)	Malaysia on February 2, 2000	100,000 shares of common stock	Provision of business system integration and management services
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6	Insite MY Systems Sdn Bhd	Malaysia on January 18, 2000	500,000 shares of common stock	Provision of information technology services

7	Insite MY Innovations Sdn Bhd	Malaysia on January 18, 2010	540,000 shares of common stock	Provision of information technology services

8	OrangeFIN Asia Sdn Bhd	Malaysia on January 25, 2018	50,000 shares of common stock	Provision of computer programming activities and services

9	TellUS Report Sdn Bhd	Malaysia on September 22, 2023	60 shares of common stock	Provision of information technology services

No.	Associate Company Name	Domicile and Date of Incorporation	Particulars of Issued Capital	Principal Activities
1	Murni StarFIN Sdn Bhd	Malaysia on September 9, 2022	100,000 shares of common stock	Provision of information technology services

2	KSP AsiaFIN Co., Ltd. (FKA KSP StarFIN Co., Ltd.)	Thailand on August 11, 2023	50,000 shares of common stock	Provision of information technology services

Mr. Wong Kai Cheong is the common director of all of aforementioned companies except KSP AsiaFIN Co., Ltd.

Ms. Cham Hui Yin is the director of KSP AsiaFIN Co., Ltd.